Tidal Trust I

234 W Florida St, Suite 700

Milwaukee, WI 53204

September 8, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.
Washington, DC 20549

Re:	Tidal Trust I (the “Trust”)

File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Unlimited Dynamic Leverage Gold ETF, Unlimited Dynamic Leverage Bitcoin ETF, Unlimited Dynamic Leverage Oil ETF, Unlimited Dynamic Leverage US Stocks ETF, and Unlimited Dynamic Leverage US Treasuries ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective September 4, 2026, and filed electronically as Post-Effective Amendment No. 333 to the Trust’s Registration Statement on Form N-1A on September 4, 2026.

If you have any questions or require further information, please contact David Mathews at (262) 240-4657 or dmathews@tidalfg.com.

Sincerely,

/s/ David Mathews

David Mathews

Senior Counsel II

Tidal Investments LLC, on behalf of Tidal Trust I